Dividends	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends	Dividends
The following dividends were declared by the Company during the year ended December 31, 2021:

Record date	Payment Date	Cash dividend per share	Total dividend amount (in thousands $)
March 8, 2021 - Regular dividend Q4 2020	March 23, 2021	$0.25	6,426
May 17, 2021 - Regular dividend Q1 2021	June 1, 2021	$0.25	6,426
August 16, 2021 - Regular dividend Q2 2021	August 31, 2021	$0.25	6,426
November 15, 2021 - Regular dividend Q3 2021	November 30, 2021	$0.25	6,429
Dividends (1)			25,707
(1) Subsequent to year end, on February 24, 2022, a regular dividend of $0.25 per common share was declared for the quarter ended December 31, 2021. This dividend is payable on March 22, 2022 to shareholders of record at the close of business on March 7, 2022.